UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RAISE™ Core Tactical Fund

(Formerly Kaizen Hedged Premium Spreads Fund)

Class I (KRCTX)

Altrius Enhanced Income Fund

Class I (KEUIX)

MarketGrader 100 Enhanced Fund

 (Formerly MarketGrader 100 Enhanced Index Fund)

Class I (KHMIX)

SEMI-ANNUAL REPORT

JUNE 30, 2018

Kaizen Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	30
Statements of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	38
Expense Examples	49

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kaizenfunds.com

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 66.2%
	Communications – 7.0%
742	Alphabet, Inc. - Class A*	$837,859
756	Alphabet, Inc. - Class C*	843,431
17,360	AT&T, Inc.	557,430
121	Booking Holdings, Inc.*	245,278
796	CBS Corp. - Class B	44,751
2,378	CenturyLink, Inc.	44,326
432	Charter Communications, Inc. - Class A*	126,667
10,798	Comcast Corp. - Class A	354,282
395	Discovery Communications, Inc. - Class A*	10,863
852	Discovery Communications, Inc. - Class C*	21,726
495	DISH Network Corp. - Class A*	16,637
276	Expedia, Inc.	33,172
5,677	Facebook, Inc. - Class A*	1,103,155
952	Interpublic Group of Cos., Inc.	22,315
1,012	Netflix, Inc.*	396,127
1,074	News Corp. - Class A	16,647
352	News Corp. - Class B	5,579
516	Omnicom Group, Inc.	39,355
293	TripAdvisor, Inc.*	16,323
2,278	Twenty-First Century Fox, Inc. - Class A	113,194
919	Twenty-First Century Fox, Inc. - Class B	45,279
1,642	Twitter, Inc.*	71,706
246	VeriSign, Inc.*	33,805
9,364	Verizon Communications, Inc.	471,103
741	Viacom, Inc. - Class B	22,349
3,624	Walt Disney Co.	379,831
		5,873,190
	Consumer Discretionary – 6.8%
165	Advance Auto Parts, Inc.	22,390
279	Alaska Air Group, Inc.	16,849
979	Amazon.com, Inc.*	1,664,104
1,160	American Airlines Group, Inc.	44,034
712	Aptiv PLC[1]	65,241
66	AutoZone, Inc.*	44,281
598	Best Buy Co., Inc.	44,599
495	BorgWarner, Inc.	21,364
373	CarMax, Inc.*	27,181
1,048	Carnival Corp.[1]	60,061
61	Chipotle Mexican Grill, Inc.*	26,314
210	Cintas Corp.	38,865
261	Darden Restaurants, Inc.	27,943
1,669	Delta Air Lines, Inc.	82,682
833	DR Horton, Inc.	34,153

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
2,293	eBay, Inc.*	$83,144
640	Ecolab, Inc.	89,811
681	Fastenal Co.	32,777
313	Foot Locker, Inc.	16,479
9,745	Ford Motor Co.	107,877
416	Fortune Brands Home & Security, Inc.	22,335
500	Gap, Inc.	16,195
3,298	General Motors Co.	129,941
363	Genuine Parts Co.	33,320
682	Goodyear Tire & Rubber Co.	15,884
493	H&R Block, Inc.	11,231
766	Hanesbrands, Inc.	16,867
400	Harley-Davidson, Inc.	16,832
245	Hasbro, Inc.	22,616
708	Hilton Worldwide Holdings, Inc.	56,045
2,792	Home Depot, Inc.	544,719
376	Kohl's Corp.	27,410
602	L Brands, Inc.	22,202
253	Leggett & Platt, Inc.	11,294
651	Lennar Corp. - Class A	34,177
697	LKQ Corp.*	22,234
1,960	Lowe's Cos., Inc.	187,317
733	Macy's, Inc.	27,436
784	Marriott International, Inc. - Class A	99,254
742	Masco Corp.	27,766
993	Mattel, Inc.	16,305
1,942	McDonald's Corp.	304,292
1,363	MGM Resorts International	39,568
333	Michael Kors Holdings Ltd.*1	22,178
158	Mohawk Industries, Inc.*	33,855
1,070	Newell Brands, Inc.	27,595
3,192	NIKE, Inc. - Class B	254,339
325	Nordstrom, Inc.	16,829
574	Norwegian Cruise Line Holdings Ltd.*1	27,121
203	O'Reilly Automotive, Inc.*	55,535
594	PulteGroup, Inc.	17,077
183	PVH Corp.	27,399
131	Ralph Lauren Corp.	16,469
336	Robert Half International, Inc.	21,874
916	Ross Stores, Inc.	77,631
423	Royal Caribbean Cruises Ltd.[1]	43,823
138	Snap-on, Inc.	22,179
1,328	Southwest Airlines Co.	67,569
372	Stanley Black & Decker, Inc.	49,405

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
3,670	Starbucks Corp.	$179,279
722	Tapestry, Inc.	33,725
252	Tiffany & Co.	33,163
1,531	TJX Cos., Inc.	145,721
285	Tractor Supply Co.	21,800
142	Ulta Salon Cosmetics & Fragrance, Inc.*	33,151
487	Under Armour, Inc. - Class A*	10,948
522	Under Armour, Inc. - Class C*	11,004
558	United Continental Holdings, Inc.*	38,909
820	VF Corp.	66,846
153	Whirlpool Corp.	22,373
202	Wynn Resorts Ltd.	33,803
774	Yum! Brands, Inc.	60,542
		5,727,531
	Consumer Staples – 4.7%
4,468	Altria Group, Inc.	253,738
1,317	Archer-Daniels-Midland Co.	60,358
687	Brown-Forman Corp. - Class B	33,670
418	Campbell Soup Co.	16,946
536	Church & Dwight Co., Inc.	28,494
299	Clorox Co.	40,440
9,174	Coca-Cola Co.	402,372
1,979	Colgate-Palmolive Co.	128,259
937	Conagra Brands, Inc.	33,479
412	Constellation Brands, Inc. - Class A	90,174
1,007	Costco Wholesale Corp.	210,443
1,175	Coty, Inc. - Class A	16,567
620	Dollar General Corp.	61,132
597	Dollar Tree, Inc.*	50,745
419	Dr. Pepper Snapple Group, Inc.	51,118
573	Estee Lauder Cos., Inc. - Class A	81,761
1,340	General Mills, Inc.	59,308
296	Hershey Co.	27,546
604	Hormel Foods Corp.	22,475
252	JM Smucker Co.	27,085
562	Kellogg Co.	39,267
807	Kimberly-Clark Corp.	85,009
1,330	Kraft Heinz Co.	83,551
1,719	Kroger Co.	48,905
262	McCormick & Co., Inc.	30,416
410	Molson Coors Brewing Co. - Class B	27,896
3,387	Mondelez International, Inc. - Class A	138,867
995	Monster Beverage Corp.*	57,013

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Staples (Continued)
3,244	PepsiCo, Inc.	$353,174
3,685	Philip Morris International, Inc.	297,527
5,800	Procter & Gamble Co.	452,748
1,141	Sysco Corp.	77,919
1,230	Target Corp.	93,628
722	Tyson Foods, Inc. - Class A	49,710
3,274	Wal-Mart Stores, Inc.	280,418
1,925	Walgreens Boots Alliance, Inc.	115,529
		3,927,687
	Energy – 4.0%
1,119	Anadarko Petroleum Corp.	81,967
341	Andeavor	44,732
851	Apache Corp.	39,784
986	Baker Hughes a GE Co.	32,568
1,177	Cabot Oil & Gas Corp.	28,013
4,515	Chevron Corp.	570,831
221	Cimarex Energy Co.	22,484
322	Concho Resources, Inc.*	44,549
2,669	ConocoPhillips	185,816
1,149	Devon Energy Corp.	50,510
1,301	EOG Resources, Inc.	161,883
606	EQT Corp.	33,439
9,880	Exxon Mobil Corp.	817,372
2,059	Halliburton Co.	92,778
258	Helmerich & Payne, Inc.	16,450
592	Hess Corp.	39,599
499	HollyFrontier Corp.	34,147
4,401	Kinder Morgan, Inc.	77,766
1,844	Marathon Oil Corp.	38,466
1,199	Marathon Petroleum Corp.	84,122
909	National Oilwell Varco, Inc.	39,451
363	Newfield Exploration Co.*	10,981
1,092	Noble Energy, Inc.	38,526
1,793	Occidental Petroleum Corp.	150,038
956	ONEOK, Inc.	66,757
1,004	Phillips 66	112,759
375	Pioneer Natural Resources Co.	70,965
3,255	Schlumberger Ltd.[1]	218,183
1,036	TechnipFMC PLC[1]	32,883
1,063	Valero Energy Corp.	117,812
2,052	Williams Cos., Inc.	55,630
		3,411,261

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials – 12.7%
149	Affiliated Managers Group, Inc.	$22,152
1,917	Aflac, Inc.	82,469
267	Alexandria Real Estate Equities, Inc. - REIT	33,687
121	Alliance Data Systems Corp.	28,217
861	Allstate Corp.	78,583
1,717	American Express Co.	168,266
2,196	American International Group, Inc.	116,432
1,008	American Tower Corp. - REIT	145,323
360	Ameriprise Financial, Inc.	50,357
615	Aon PLC[1]	84,360
397	Apartment Investment & Management Co. - Class A - REIT	16,793
428	Arthur J. Gallagher & Co.	27,940
109	Assurant, Inc.	11,280
326	AvalonBay Communities, Inc. - REIT	56,036
23,149	Bank of America Corp.	652,570
2,558	Bank of New York Mellon Corp.	137,953
1,857	BB&T Corp.	93,667
4,681	Berkshire Hathaway, Inc. - Class B*	873,709
308	BlackRock, Inc.	153,704
358	Boston Properties, Inc. - REIT	44,900
275	Brighthouse Financial, Inc.*	11,019
1,198	Capital One Financial Corp.	110,096
267	CBOE Holdings, Inc.	27,787
704	CBRE Group, Inc. - Class A*	33,609
2,980	Charles Schwab Corp.	152,278
1,158	Chubb Ltd.[1]	147,089
335	Cincinnati Financial Corp.	22,398
6,087	Citigroup, Inc.	407,342
1,264	Citizens Financial Group, Inc.	49,170
816	CME Group, Inc.	133,759
430	Comerica, Inc.	39,096
941	Crown Castle International Corp. - REIT	101,459
455	Digital Realty Trust, Inc. - REIT	50,769
869	Discover Financial Services	61,186
766	Duke Realty Corp. - REIT	22,237
634	E*TRADE Financial Corp.*	38,775
169	Equinix, Inc. - REIT	72,651
885	Equity Residential - REIT	56,366
167	Essex Property Trust, Inc. - REIT	39,925
97	Everest Re Group Ltd.[1]	22,357
279	Extra Space Storage, Inc. - REIT	27,847
177	Federal Realty Investment Trust - REIT	22,399
795	Fidelity National Information Services, Inc.	84,294
1,725	Fifth Third Bancorp	49,507

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
985	Fiserv, Inc.*	$72,979
862	Franklin Resources, Inc.	27,627
1,610	GGP, Inc. - REIT	32,892
407	Global Payments, Inc.	45,376
879	Goldman Sachs Group, Inc.	193,881
873	Hartford Financial Services Group, Inc.	44,636
1,109	HCP, Inc. - REIT	28,634
1,829	Host Hotels & Resorts, Inc. - REIT	38,537
2,622	Huntington Bancshares, Inc.	38,701
1,356	Intercontinental Exchange, Inc.	99,734
1,041	Invesco Ltd.[1]	27,649
644	Iron Mountain, Inc. - REIT	22,546
728	Jefferies Financial Group, Inc.	16,555
8,381	JPMorgan Chase & Co.	873,300
2,555	KeyCorp	49,925
969	Kimco Realty Corp. - REIT	16,463
534	Lincoln National Corp.	33,241
692	Loews Corp.	33,410
363	M&T Bank Corp.	61,764
292	Macerich Co. - REIT	16,594
1,245	Marsh & McLennan Cos., Inc.	102,053
2,234	Mastercard, Inc.	439,026
2,515	MetLife, Inc.	109,654
277	Mid-America Apartment Communities, Inc. - REIT	27,886
3,395	Morgan Stanley	160,923
305	Nasdaq, Inc.	27,837
4	Navient Corp.	52
536	Northern Trust Corp.	55,149
2,817	PayPal Holdings, Inc.*	234,572
920	People's United Financial, Inc.	16,643
1,150	PNC Financial Services Group, Inc.	155,365
631	Principal Financial Group, Inc.	33,411
1,414	Progressive Corp.	83,638
1,294	Prologis, Inc. - REIT	85,003
1,009	Prudential Financial, Inc.	94,352
342	Public Storage - REIT	77,586
304	Raymond James Financial, Inc.	27,162
612	Realty Income Corp. - REIT	32,919
356	Regency Centers Corp. - REIT	22,100
2,804	Regions Financial Corp.	49,855
271	SBA Communications Corp. - REIT*	44,748
712	Simon Property Group, Inc. - REIT	121,175
222	SL Green Realty Corp. - REIT	22,318
885	State Street Corp.	82,385

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
1,189	SunTrust Banks, Inc.	$78,498
134	SVB Financial Group*	38,694
1,847	Synchrony Financial	61,653
621	T. Rowe Price Group, Inc.	72,092
272	Torchmark Corp.	22,144
401	Total System Services, Inc.	33,893
687	Travelers Cos., Inc.	84,048
3,791	U.S. Bancorp	189,626
597	UDR, Inc. - REIT	22,411
603	Unum Group	22,305
789	Ventas, Inc. - REIT	44,934
4,352	Visa, Inc. - Class A	576,422
380	Vornado Realty Trust - REIT	28,090
10,614	Wells Fargo & Co.	588,440
833	Welltower, Inc. - REIT	52,221
1,093	Western Union Co.	22,221
1,871	Weyerhaeuser Co. - REIT	68,217
331	Willis Towers Watson PLC[1]	50,180
596	XL Group Ltd.[1]	33,346
524	Zions Bancorporation	27,610
		10,659,114
	Health Care – 9.2%
4,303	Abbott Laboratories	262,440
3,812	AbbVie, Inc.	353,182
107	ABIOMED, Inc.*	43,768
766	Aetna, Inc.	140,561
816	Agilent Technologies, Inc.	50,461
499	Alexion Pharmaceuticals, Inc.*	61,951
177	Align Technology, Inc.*	60,559
830	Allergan PLC[1]	138,378
370	AmerisourceBergen Corp.	31,550
1,566	Amgen, Inc.	289,068
598	Anthem, Inc.	142,342
1,223	Baxter International, Inc.	90,306
609	Becton, Dickinson and Co.	145,892
499	Biogen, Inc.*	144,830
3,299	Boston Scientific Corp.*	107,877
3,768	Bristol-Myers Squibb Co.	208,521
734	Cardinal Health, Inc.	35,841
1,646	Celgene Corp.*	130,725
499	Centene Corp.*	61,482
576	Cigna Corp.	97,891
120	Cooper Cos., Inc.	28,254

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care (Continued)
2,304	CVS Health Corp.	$148,263
1,464	Danaher Corp.	144,468
313	DaVita, Inc.*	21,735
503	DENTSPLY SIRONA, Inc.	22,016
536	Edwards Lifesciences Corp.*	78,026
2,294	Eli Lilly & Co.	195,747
253	Envision Healthcare Corp.*	11,135
1,342	Express Scripts Holding Co.*	103,616
3,063	Gilead Sciences, Inc.	216,983
691	HCA Healthcare, Inc.	70,897
374	Henry Schein, Inc.*	27,167
705	Hologic, Inc.*	28,024
334	Humana, Inc.	99,408
208	IDEXX Laboratories, Inc.*	45,332
368	Illumina, Inc.*	102,779
422	Incyte Corp.*	28,274
279	Intuitive Surgical, Inc.*	133,496
338	IQVIA Holdings, Inc.*	33,739
6,287	Johnson & Johnson	762,865
248	Laboratory Corp. of America Holdings*	44,523
500	McKesson Corp.	66,700
3,251	Medtronic PLC[1]	278,318
6,494	Merck & Co., Inc.	394,186
59	Mettler-Toledo International, Inc.*	34,139
1,185	Mylan N.V.*1	42,826
483	Nektar Therapeutics*	23,585
308	PerkinElmer, Inc.	22,555
300	Perrigo Co. PLC[1]	21,873
13,844	Pfizer, Inc.	502,260
303	Quest Diagnostics, Inc.	33,312
165	Regeneron Pharmaceuticals, Inc.*	56,923
321	ResMed, Inc.	33,249
752	Stryker Corp.	126,983
980	Thermo Fisher Scientific, Inc.	202,997
2,325	UnitedHealth Group, Inc.	570,415
196	Universal Health Services, Inc. - Class B	21,842
239	Varian Medical Systems, Inc.*	27,179
601	Vertex Pharmaceuticals, Inc.*	102,146
202	Waters Corp.*	39,105
506	Zimmer Biomet Holdings, Inc.	56,389
1,195	Zoetis, Inc.	101,802
		7,703,156

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials – 5.5%
377	A.O. Smith Corp.	$22,300
215	Allegion PLC[1]	16,632
542	AMETEK, Inc.	39,111
771	Amphenol Corp. - Class A	67,193
982	Arconic, Inc.	16,704
1,378	Boeing Co.	462,333
329	C.H. Robinson Worldwide, Inc.	27,524
1,562	Caterpillar, Inc.	211,917
2,164	CSX Corp.	138,020
376	Cummins, Inc.	50,008
796	Deere & Co.	111,281
383	Dover Corp.	28,036
1,106	Eaton Corp. PLC[1]	82,662
1,539	Emerson Electric Co.	106,406
458	Expeditors International of Washington, Inc.	33,480
647	FedEx Corp.	146,908
274	Flowserve Corp.	11,070
343	Fluor Corp.	16,732
744	Fortive Corp.	57,370
686	General Dynamics Corp.	127,877
19,532	General Electric Co.	265,830
308	Harris Corp.	44,518
1,855	Honeywell International, Inc.	267,213
104	Huntington Ingalls Industries, Inc.	22,546
748	Illinois Tool Works, Inc.	103,628
625	Ingersoll-Rand PLC[1]	56,081
227	J.B. Hunt Transport Services, Inc.	27,592
261	Jacobs Engineering Group, Inc.	16,571
2,304	Johnson Controls International PLC[1]	77,069
265	Kansas City Southern	28,079
204	L3 Technologies, Inc.	39,233
621	Lockheed Martin Corp.	183,462
664	Norfolk Southern Corp.	100,178
433	Northrop Grumman Corp.	133,234
808	PACCAR, Inc.	50,064
359	Parker-Hannifin Corp.	55,950
397	Pentair PLC[1]	16,706
332	Quanta Services, Inc.*	11,089
719	Raytheon Co.	138,896
569	Republic Services, Inc.	38,897
302	Rockwell Automation, Inc.	50,201
414	Rockwell Collins, Inc.	55,757
247	Roper Technologies, Inc.	68,150
174	Stericycle, Inc.*	11,360

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
904	TE Connectivity Ltd.[1]	$81,414
593	Textron, Inc.	39,085
115	TransDigm Group, Inc.	39,691
1,897	Union Pacific Corp.	268,767
1,736	United Parcel Service, Inc. - Class B	184,415
225	United Rentals, Inc.*	33,214
1,786	United Technologies Corp.	223,304
127	W.W. Grainger, Inc.	39,167
971	Waste Management, Inc.	78,981
418	Xylem, Inc.	28,165
		4,652,071
	Materials – 2.0%
1,452	3M Co.	285,637
536	Air Products & Chemicals, Inc.	83,471
237	Albemarle Corp.	22,356
221	Avery Dennison Corp.	22,564
787	Ball Corp.	27,978
635	CF Industries Holdings, Inc.	28,194
5,634	DowDuPont, Inc.	371,393
391	Eastman Chemical Co.	39,084
312	FMC Corp.	27,834
3,296	Freeport-McMoRan, Inc.	56,889
181	International Flavors & Fragrances, Inc.	22,437
1,049	International Paper Co.	54,632
811	LyondellBasell Industries N.V. - Class A1	89,088
152	Martin Marietta Materials, Inc.	33,946
795	Mosaic Co.	22,300
1,354	Newmont Mining Corp.	51,059
793	Nucor Corp.	49,563
246	Packaging Corp. of America	27,500
580	PPG Industries, Inc.	60,163
677	Praxair, Inc.	107,068
391	Sealed Air Corp.	16,598
194	Sherwin-Williams Co.	79,069
305	Vulcan Materials Co.	39,363
577	WestRock Co.	32,901
		1,651,087
	Technology – 12.5%
1,565	Accenture PLC - Class A1	256,018
1,876	Activision Blizzard, Inc.	143,176
1,231	Adobe Systems, Inc.*	300,130
2,215	Advanced Micro Devices, Inc.*	33,203
457	Akamai Technologies, Inc.*	33,466

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Technology (Continued)
916	Analog Devices, Inc.	$87,863
193	ANSYS, Inc.*	33,617
11,860	Apple, Inc.	2,195,405
2,561	Applied Materials, Inc.	118,293
567	Autodesk, Inc.*	74,328
1,081	Automatic Data Processing, Inc.	145,005
1,028	Broadcom Ltd.	249,434
293	Broadridge Financial Solutions, Inc.	33,724
785	CA, Inc.	27,985
647	Cadence Design Systems, Inc.*	28,022
753	Cerner Corp.*	45,022
11,532	Cisco Systems, Inc.	496,222
324	Citrix Systems, Inc.*	33,968
1,429	Cognizant Technology Solutions Corp. - Class A	112,877
2,018	Corning, Inc.	55,515
712	DXC Technology Co.	57,394
763	Electronic Arts, Inc.*	107,598
270	Equifax, Inc.	33,780
163	F5 Networks, Inc.*	28,109
320	FLIR Systems, Inc.	16,630
277	Garmin Ltd.[1]	16,897
212	Gartner, Inc.*	28,175
3,756	Hewlett Packard Enterprise Co.	54,875
4,121	HP, Inc.	93,505
861	IHS Markit Ltd.*1	44,419
11,929	Intel Corp.	592,991
2,100	International Business Machines Corp.	293,370
613	Intuit, Inc.	125,239
104	IPG Photonics Corp.*	22,946
832	Juniper Networks, Inc.	22,813
384	KLA-Tencor Corp.	39,372
390	Lam Research Corp.	67,411
610	Microchip Technology, Inc.	55,479
3,069	Micron Technology, Inc.*	160,938
18,648	Microsoft Corp.	1,838,879
396	Moody's Corp.	67,542
386	Motorola Solutions, Inc.	44,919
237	MSCI, Inc.	39,207
649	NetApp, Inc.	50,966
735	Nielsen Holdings PLC[1]	22,734
1,592	NVIDIA Corp.	377,145
7,546	Oracle Corp.	332,477
746	Paychex, Inc.	50,989
346	Qorvo, Inc.*	27,739

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Technology (Continued)
3,703	QUALCOMM, Inc.	$207,812
540	Red Hat, Inc.*	72,560
606	S&P Global, Inc.	123,557
1,748	salesforce.com, Inc.*	238,427
696	Seagate Technology PLC[1]	39,303
460	Skyworks Solutions, Inc.	44,459
1,661	Symantec Corp.	34,300
394	Synopsys, Inc.*	33,715
291	Take-Two Interactive Software, Inc.*	34,443
2,440	Texas Instruments, Inc.	269,010
366	Verisk Analytics, Inc.*	39,396
716	Western Digital Corp.	55,426
453	Xerox Corp.	10,872
686	Xilinx, Inc.	44,768
		10,465,859
	Utilities – 1.8%
1,673	AES Corp.	22,435
525	Alliant Energy Corp.	22,218
552	Ameren Corp.	33,589
1,120	American Electric Power Co., Inc.	77,560
389	American Water Works Co., Inc.	33,213
1,012	CenterPoint Energy, Inc.	28,043
590	CMS Energy Corp.	27,895
715	Consolidated Edison, Inc.	55,756
1,474	Dominion Energy, Inc.	100,497
373	DTE Energy Co.	38,654
1,540	Duke Energy Corp.	121,783
708	Edison International	44,795
409	Entergy Corp.	33,043
601	Evergy, Inc.	33,746
672	Eversource Energy	39,386
2,242	Exelon Corp.	95,509
1,074	FirstEnergy Corp.	38,567
1,058	NextEra Energy, Inc.	176,718
647	NiSource, Inc.	17,003
716	NRG Energy, Inc.	21,981
1,178	PG&E Corp.	50,136
276	Pinnacle West Capital Corp.	22,235
1,548	PPL Corp.	44,195
1,130	Public Service Enterprise Group, Inc.	61,178
301	SCANA Corp.	11,595
622	Sempra Energy	72,221
2,284	Southern Co.	105,772

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities (Continued)
696	WEC Energy Group, Inc.	$44,996
1,099	Xcel Energy, Inc.	50,202
		1,524,921
	Total Common Stocks
	(Cost $53,905,913)	55,595,877
	EXCHANGE-TRADED FUNDS – 33.2%
102,961	SPDR S&P 500 ETF Trust	27,931,260
	Total EXCHANGE-TRADED FUNDS
	(Cost $26,572,807)	27,931,260

Principal Amount
	Short-Term Investments – 0.5%
$388,972	UMB Money Market Fiduciary, 0.25%[2]	388,972
	Total Short-Term Investments
	(Cost $388,972)	388,972
	Total Investments – 99.9%
	(Cost $80,867,692)	83,916,109
	Other Assets in Excess of Liabilities – 0.1%	48,807
	Total Net Assets – 100.0%	$83,964,916

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

RAISE™ Core Tactical Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	12.7%
Technology	12.5%
Health Care	9.2%
Communications	7.0%
Consumer Discretionary	6.8%
Industrials	5.5%
Consumer Staples	4.7%
Energy	4.0%
Materials	2.0%
Utilities	1.8%
Total Common Stocks	66.2%
Exchange-Traded Funds	33.2%
Short-Term Investments	0.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 5.6%
$2,500,000	CGMS 2014-1A ER Mortgage 7.741% (LIBOR 3 Month+540 basis points), 4/17/2031[1,2,3]	$2,492,108
2,000,000	KCAP F3C Senior Funding LLC 9.825% (LIBOR 3 Month+750 basis points), 12/20/2029[1,2,3,7]	1,954,055
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,444,269)	4,446,163

Number of Shares
	COMMON STOCKS – 0.1%
	TECHNOLOGY – 0.1%
1,300	Intel Corp.	64,623
	TOTAL COMMON STOCKS
	(Cost $64,735)	64,623

Principal Amount
	CORPORATE BONDS – 92.2%
	COMMUNICATIONS – 8.5%
$800,000	Altice Financing S.A. 6.625%, 2/15/2023[2,3,4,7]	788,400
572,000	AMC Networks, Inc. 4.750%, 12/15/2022[2,7]	572,715
260,000	Cablevision Systems Corp. 8.000%, 4/15/2020[7]	272,922
200,000	5.875%, 9/15/2022[7]	198,500
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[7]	703,500
400,000	DISH DBS Corp. 6.750%, 6/1/2021[7]	400,500
400,000	5.875%, 7/15/2022[7]	376,000
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[7]	408,756
533,000	McClatchy Co. 9.000%, 12/15/2022[2,7]	556,079
60,000	Netflix, Inc. 5.375%, 2/1/2021[7]	61,668
800,000	5.500%, 2/15/2022[7]	822,880
500,000	SFR Group S.A. 6.000%, 5/15/2022[2,3,4,7]	501,775
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[7]	357,070
228,000	Sprint Corp. 7.250%, 9/15/2021	237,120

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$112,000	Univision Communications, Inc. 6.750%, 9/15/20222,3.7	$114,654
350,000	Windstream Services LLC 7.750%, 10/15/2020[2,7]	314,125
		6,686,664
	CONSUMER DISCRETIONARY – 26.0%
665,000	ADT Corp. 6.250%, 10/15/2021[7]	688,275
415,000	Air Canada 7.750%, 4/15/2021[4,7]	443,012
600,000	AMC Entertainment Holdings, Inc. 5.875%, 2/15/2022[2,7]	610,500
491,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[2,7]	503,889
700,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[2,7]	682,500
800,000	Bed Bath & Beyond, Inc. 3.749%, 8/1/2024[2]	726,968
1,000,000	Block Financial LLC 5.500%, 11/1/2022[2,7]	1,034,070
600,000	Conn's, Inc. 7.250%, 7/15/2022[2]	595,620
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[7]	42,000
800,000	GameStop Corp. 5.500%, 10/1/2019[2,3,7]	802,000
800,000	6.750%, 3/15/2021[2,7]	810,000
405,000	Gap, Inc. 5.950%, 4/12/2021[2,7]	424,148
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2,7]	582,000
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[7]	43,500
800,000	5.125%, 11/15/2023[2]	794,000
800,000	Griffon Corp. 5.250%, 3/1/2022[2]	778,320
160,000	Hertz Corp. 5.875%, 10/15/2020[2,7]	156,400
443,000	7.375%, 1/15/2021[2,7]	434,140
344,000	International Game Technology 5.500%, 6/15/2020[7]	352,703

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$24,000	JC Penney Corp., Inc. 8.125%, 10/1/2019[7]	$24,780
311,000	5.650%, 6/1/2020[7]	305,558
400,000	KB Home 8.000%, 3/15/2020[7]	426,000
700,000	L Brands, Inc. 5.625%, 10/15/2023[7]	713,125
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[2,3,7]	588,000
1,000,000	Mattel, Inc. 2.350%, 8/15/2021[2,7]	907,500
600,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[2,7]	616,500
80,000	MGM Resorts International 6.750%, 10/1/2020[7]	83,800
350,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[2,7]	354,375
250,000	5.375%, 12/1/2024[2]	245,625
600,000	Quad/Graphics, Inc. 7.000%, 5/1/2022[7]	612,000
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[2,7]	600,750
340,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[7]	348,500
169,000	7.875%, 3/15/2021[7]	171,535
191,000	8.875%, 4/15/2021[7]	198,879
400,000	Scientific Games International, Inc. 6.625%, 5/15/2021[2]	405,000
600,000	ServiceMaster Co. LLC 5.125%, 11/15/2024[2,3]	582,000
700,000	Signet UK Finance PLC 4.700%, 6/15/2024[2,4,7]	657,751
675,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2,7]	644,625
700,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[2,7]	700,875
400,000	Toys R Us, Inc. 7.375%, 10/15/2018[5,7]	40,000
605,000	Vista Outdoor, Inc. 5.875%, 10/1/2023[2,7]	576,262
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[2,7]	210,700
		20,518,185

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES – 7.0%
$300,000	Alliance One International, Inc. 9.875%, 7/15/2021[2,7]	$273,750
202,000	Avon Products, Inc. 7.000%, 3/15/2023[7]	169,680
700,000	B&G Foods, Inc. 4.625%, 6/1/2021[2]	689,500
700,000	Central Garden & Pet Co. 6.125%, 11/15/2023[2,7]	723,625
800,000	Dean Foods Co. 6.500%, 3/15/2023[2,3]	768,000
700,000	Ingles Markets, Inc. 5.750%, 6/15/2023[2,7]	689,500
600,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[2,7]	448,500
600,000	Safeway, Inc. 4.750%, 12/1/2021[7]	573,000
600,000	SUPERVALU, Inc. 7.750%, 11/15/2022[2,7]	616,500
589,000	TreeHouse Foods, Inc. 4.875%, 3/15/2022[2]	590,290
		5,542,345
	ENERGY – 10.7%
700,000	Antero Resources Corp. 5.375%, 11/1/2021[2,7]	708,750
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[2,7]	280,000
84,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[2,7]	84,525
250,000	6.250%, 4/15/2023[2]	253,125
619,000	CONSOL Energy, Inc. 5.875%, 4/15/2022[2,7]	622,212
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[2,7]	478,750
800,000	Ensco PLC 8.000%, 1/31/2024[2,4,7]	804,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[2,7]	280,184
600,000	Halcon Resources Corp. 6.750%, 2/15/2025[2,7]	561,000
223,000	Laredo Petroleum, Inc. 5.625%, 1/15/2022[2,7]	219,934
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[2,7]	493,750

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$450,000	NuStar Logistics LP 6.750%, 2/1/2021[7]	$471,375
320,000	Oasis Petroleum, Inc. 6.875%, 1/15/2023[2,7]	325,600
600,000	PHI, Inc. 5.250%, 3/15/2019[2,7]	586,500
400,000	Resolute Energy Corp. 8.500%, 5/1/2020[2,7]	399,000
600,000	SESI LLC 7.125%, 12/15/2021[2]	610,500
600,000	Southwestern Energy Co. 5.800%, 1/23/2020[2,7]	609,000
640,000	Transocean, Inc. 6.500%, 11/15/2020[4,7]	649,600
		8,437,805
	FINANCIALS – 12.4%
800,000	Alliance Data Systems Corp. 5.375%, 8/1/2022[2,3]	803,900
700,000	Cardtronics, Inc. 5.125%, 8/1/2022[2,7]	668,500
490,000	CBL & Associates LP 5.250%, 12/1/2023[2]	426,300
87,000	CoreCivic, Inc. 4.125%, 4/1/2020[2,7]	86,783
591,000	5.000%, 10/15/2022[2,7]	591,000
500,000	Credit Acceptance Corp. 6.125%, 2/15/2021[2,7]	501,875
200,000	7.375%, 3/15/2023[2,7]	206,500
537,000	Enova International, Inc. 9.750%, 6/1/2021[2,7]	565,192
350,000	First Data Corp. 7.000%, 12/1/2023[2,3,7]	364,553
575,000	Fly Leasing Ltd. 5.250%, 10/15/2024[2,4,7]	539,063
666,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[7]	685,980
800,000	GEO Group, Inc. 5.875%, 10/15/2024[2]	788,000
350,000	GFI Group, Inc. 8.375%, 7/19/2018[7]	350,000
565,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2,7]	572,062
135,000	6.250%, 2/1/2022[2,7]	137,700

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$47,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[2,7]	$47,056
305,000	7.875%, 10/1/2020[2,7]	306,144
74,000	6.500%, 6/1/2022[2,7]	73,445
410,000	Navient Corp. 8.000%, 3/25/2020[7]	432,550
290,000	7.250%, 1/25/2022[7]	303,413
700,000	Oppenheimer Holdings, Inc. 6.750%, 7/1/2022[2,7]	714,875
596,000	Popular, Inc. 7.000%, 7/1/2019[2,4,7]	604,940
		9,769,831
	HEALTH CARE – 9.6%
600,000	Acadia Healthcare Co., Inc. 5.125%, 7/1/2022[2,7]	598,500
100,000	5.625%, 2/15/2023[2,7]	100,750
700,000	Centene Corp. 4.750%, 5/15/2022[2]	704,375
60,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/2019[2,7]	58,350
572,000	7.125%, 7/15/2020[2,7]	497,640
696,000	Kindred Healthcare, Inc. 8.000%, 1/15/2020[7]	745,771
700,000	LifePoint Health, Inc. 5.500%, 12/1/2021[2,7]	699,125
800,000	Owens & Minor, Inc. 3.875%, 9/15/2021	760,000
700,000	Select Medical Corp. 6.375%, 6/1/2021[2,7]	709,537
660,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[7]	674,850
1,500,000	Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021[4,7]	1,436,550
600,000	Valeant Pharmaceuticals International, Inc. 7.500%, 7/15/2021[2,3,4,7]	609,375
		7,594,823
	INDUSTRIALS – 3.5%
700,000	AECOM 5.875%, 10/15/2024[2]	724,500
700,000	Bombardier, Inc. 5.750%, 3/15/2022[3,4,7]	702,625
720,000	Herc Rentals, Inc. 7.500%, 6/1/2022[2,3,7]	761,400

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$600,000	Triumph Group, Inc. 4.875%, 4/1/2021[2,7]	$577,500
25,000	5.250%, 6/1/2022[2,7]	24,062
		2,790,087
	MATERIALS – 9.8%
700,000	A Schulman, Inc. 6.875%, 6/1/2023[2,7]	737,100
800,000	AK Steel Corp. 7.625%, 10/1/2021[2,7]	815,760
700,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021[2,7]	703,500
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[4,7]	356,633
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[2,7]	453,000
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[2,3,4,7]	507,655
700,000	Chemours Co. 6.625%, 5/15/2023[2,7]	734,125
637,000	Cleveland-Cliffs, Inc. 5.900%, 3/15/2020[7]	640,981
1,000,000	Coeur Mining, Inc. 5.875%, 6/1/2024[2]	965,000
600,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,4,7]	600,000
439,000	Hecla Mining Co. 6.875%, 5/1/2021[2,7]	443,649
400,000	Hexion, Inc. 6.625%, 4/15/2020[2,7]	374,560
400,000	United States Steel Corp. 7.375%, 4/1/2020[7]	424,000
		7,755,963
	TECHNOLOGY – 3.2%
700,000	Diebold Nixdorf, Inc. 8.500%, 4/15/2024[2]	670,481
700,000	Infor US, Inc. 6.500%, 5/15/2022[2,7]	700,875
540,000	NCR Corp. 4.625%, 2/15/2021[2]	535,950
700,000	Pitney Bowes, Inc. 4.700%, 4/1/2023[2,7]	630,000
		2,537,306

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES – 1.5%
$35,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/2021[2,7]	$32,113
165,000	6.750%, 1/15/2022[2,7]	149,325
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020[2,7]	288,750
700,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[2,7]	679,000
		1,149,188
	TOTAL CORPORATE BONDS (Cost $73,710,534)	72,782,197
	SHORT-TERM INVESTMENTS – 2.0%
1,582,204	UMB Money Market Fiduciary, 0.25%[6]	1,582,204
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,582,204)	1,582,204
	TOTAL INVESTMENTS – 99.9% (Cost $79,801,742)	78,875,187
	Other Assets in Excess of Liabilities – 0.1%	110,544
	TOTAL NET ASSETS – 100.0%	$78,985,731

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	Devon Energy Corp.
(403)	Exercise Price: $38.50, Notional Amount: $(1,551,550),Expiration Date: July 6, 2018	$(1,612)
	FedEx Corp.
(66)	Exercise Price: $232.50, Notional Amount: $(1,534,500),Expiration Date: July 6, 2018	(41,250)
	Health Insurance Innovations, Inc.
(517)	Exercise Price: $30.00, Notional Amount: $(1,551,000),Expiration Date: July 20, 2018	(43,945)
	Intel Corp.
(345)	Exercise Price: $45.00, Notional Amount: $(1,552,500),Expiration Date: July 27, 2018	(11,902)
	Netflix, Inc.
(51)	Exercise Price: $305.00, Notional Amount: $(1,555,500),Expiration Date: July 20, 2018	(9,282)

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Twitter, Inc.
(414)	Exercise Price: $37.50, Notional Amount: $(1,552,500),Expiration Date: July 13, 2018	$(3,105)
	Wynn Resorts Ltd.
(88)	Exercise Price: $162.50, Notional Amount: $(1,430,000),Expiration Date: July 6, 2018	(7,744)
	TOTAL PUT OPTIONS (Proceeds $85,406)	(118,840)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $85,406)	$(118,840)

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.

[2]	Callable.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,340,500 which represents 15.6% of Net Assets.

[4]	Foreign security denominated in U.S. Dollars.

[5]	Security is in default.

[6]	The rate is the annualized seven-day yield at period end.

[7]	Security segregated as collateral for open written options contracts.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	5.6%
Common Stocks
Technology	0.1%
Total Common Stocks	0.1%
Corporate Bonds
Consumer Discretionary	26.0%
Financials	12.4%
Energy	10.7%
Materials	9.8%
Health Care	9.6%
Communications	8.5%
Consumer Staples	7.0%
Industrials	3.5%
Technology	3.2%
Utilities	1.5%
Total Corporate Bonds	92.2%
Short-Term Investments	2.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 102.1%
	Communications – 1.6%
28,012	Comcast Corp. - Class A	$919,074
168,130	Entravision Communications Corp. - Class A	840,650
		1,759,724
	Consumer Discretionary – 20.3%
15,161	Best Buy Co., Inc.	1,130,707
7,466	Children's Place, Inc.	901,893
24,004	Copart, Inc.*	1,357,666
15,436	Deluxe Corp.	1,022,018
20,387	Fastenal Co.	981,226
5,915	Home Depot, Inc.	1,154,017
17,585	Insperity, Inc.	1,674,971
24,580	International Speedway Corp. - Class A	1,098,726
127,327	J. Jill, Inc.*	1,189,234
38,294	La-Z-Boy, Inc.	1,171,797
14,827	Las Vegas Sands Corp.	1,132,190
5,894	Lear Corp.	1,095,164
8,009	Marriott International, Inc. - Class A	1,013,939
4,444	Mohawk Industries, Inc.*	952,216
29,074	Shake Shack, Inc.*	1,924,117
6,930	Snap-on, Inc.	1,113,790
19,098	Southwest Airlines Co.	971,706
62,442	TRI Pointe Group, Inc.*	1,021,551
26,711	TriNet Group, Inc.*	1,494,213
		22,401,141
	Consumer Staples – 6.4%
19,645	Big Lots, Inc.	820,768
28,540	Central Garden & Pet Co.*	1,240,919
10,321	Dollar Tree, Inc.*	877,285
87,072	Hostess Brands, Inc.*	1,184,179
13,760	Molson Coors Brewing Co. - Class B	936,231
11,088	National Beverage Corp.*	1,185,307
41,206	Pilgrim's Pride Corp.*	829,477
		7,074,166
	Energy – 5.0%
16,946	Advanced Energy Industries, Inc.*	984,393
5,513	Apergy Corp.*	230,168
12,056	Arch Coal, Inc. - Class A	945,552
16,671	EQT Midstream Partners LP	860,057
53,886	Rice Midstream Partners LP	917,139
47,947	Viper Energy Partners LP	1,529,989
		5,467,298

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Financials – 22.3%
32,707	Apollo Global Management LLC - Class A	$1,042,372
25,079	Bank of NT Butterfield & Son Ltd.[1]	1,146,612
27,129	BankUnited, Inc.	1,108,220
18,837	Commerce Bancshares, Inc.	1,218,942
10,223	Cullen/Frost Bankers, Inc.	1,106,537
11,492	Evercore, Inc. - Class A	1,211,831
13,718	Federal Agricultural Mortgage Corp. - Class C	1,227,487
39,075	First Financial Bancorp	1,197,649
37,267	Health Insurance Innovations, Inc. - Class A*	1,205,587
70,549	Huntington Bancshares, Inc.	1,041,303
9,177	Jack Henry & Associates, Inc.	1,196,314
55,389	Lakeland Bancorp, Inc.	1,099,472
41,547	Live Oak Bancshares, Inc.	1,273,416
54,832	NMI Holdings, Inc. - Class A*	893,762
53,280	Old Republic International Corp.	1,060,805
31,359	Peapack Gladstone Financial Corp.	1,084,708
56,288	People's United Financial, Inc.	1,018,250
17,208	Preferred Bank	1,057,604
11,199	Primerica, Inc.	1,115,420
13,979	Tompkins Financial Corp.	1,200,516
14,711	UMB Financial Corp.	1,121,419
18,279	Western Alliance Bancorp*	1,034,774
		24,663,000
	Health Care – 12.2%
4,173	ABIOMED, Inc.*	1,706,966
11,610	Celgene Corp.*	922,066
23,171	Globus Medical, Inc. - Class A*	1,169,209
7,060	Ligand Pharmaceuticals, Inc.*	1,462,620
12,795	Masimo Corp.*	1,249,432
18,639	Neogen Corp.*	1,494,661
34,899	Premier, Inc. - Class A*	1,269,626
28,857	Supernus Pharmaceuticals, Inc.*	1,727,091
12,859	West Pharmaceutical Services, Inc.	1,276,770
13,973	Zoetis, Inc.	1,190,360
		13,468,801
	Industrials – 12.9%
28,213	Allison Transmission Holdings, Inc.	1,142,344
15,457	Applied Industrial Technologies, Inc.	1,084,309
3,132	Boeing Co.	1,050,817
10,955	Dover Corp.	801,906
25,193	Franklin Electric Co., Inc.	1,136,204
16,360	Hexcel Corp.	1,085,977
185,330	Hudson Technologies, Inc.*	372,513

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS(Continued)
4,206	Huntington Ingalls Industries, Inc.	$911,819
8,113	IDEX Corp.	1,107,262
10,214	Kansas City Southern	1,082,275
8,033	Nordson Corp.	1,031,518
31,598	Raven Industries, Inc.	1,214,943
9,106	RBC Bearings, Inc.*	1,172,944
17,627	Toro Co.	1,062,027
		14,256,858
	Materials – 5.2%
10,878	Celanese Corp.	1,208,111
18,088	KMG Chemicals, Inc.	1,334,533
14,071	Neenah, Inc.	1,193,924
9,310	Packaging Corp. of America	1,040,765
9,582	PPG Industries, Inc.	993,941
		5,771,274
	Technology – 16.2%
5,537	Adobe Systems, Inc.*	1,349,976
135,366	AXT, Inc.*	954,330
3,180	CoStar Group, Inc.*	1,312,163
32,950	Cotiviti Holdings, Inc.*	1,454,084
35,339	Genpact Ltd.[1]	1,022,357
6,459	Intuit, Inc.	1,319,606
4,517	IPG Photonics Corp.*	996,586
16,581	MAXIMUS, Inc.	1,029,846
4,559	NVIDIA Corp.	1,080,027
16,716	Paychex, Inc.	1,142,539
11,616	Paycom Software, Inc.*	1,148,009
15,389	Qualys, Inc.*	1,297,293
7,793	Red Hat, Inc.*	1,047,145
43,527	Rudolph Technologies, Inc.*	1,288,399
18,659	Veeva Systems, Inc. - Class A*	1,434,131
		17,876,491
	TOTAL COMMON STOCKS (Cost $107,085,615)	112,738,753

Principal Amount
	Short-Term Investments – 0.1%
$143,015	UMB Money Market Fiduciary, 0.25%[2]	143,015
	TOTAL SHORT-TERM INVESTMENTS (Cost $143,015)	143,015

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Value
TOTAL INVESTMENTS – 102.2% (Cost $107,228,630)	$112,881,768
Liabilities in Excess of Other Assets – (2.2)%	(2,394,689)
Total Net Assets – 100.0%	$110,487,079

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	22.3%
Consumer Discretionary	20.3%
Technology	16.2%
Industrials	12.9%
Health Care	12.2%
Consumer Staples	6.4%
Materials	5.2%
Energy	5.0%
Communications	1.6%
Total Common Stocks	102.1%
Short-Term Investments	0.1%
Total Investments	102.2%
Liabilities in Excess of Other Assets	(2.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Assets:
Investments, at cost	$80,867,692	$79,801,742	$107,228,630
Investments, at value	$83,916,109	$78,875,187	$112,881,768
Cash deposited with broker for securities sold short and written options contracts	12	-	-
Receivables:
Investment securities sold	-	12,814	-
Fund shares sold	51,514	386,857	134,860
Dividends and interest	191,703	1,170,795	33,456
Prepaid expenses	21,941	17,257	23,342
Total assets	84,181,279	80,462,910	113,073,426

Liabilities:
Written options contracts, proceeds	$-	$85,406	$-
Written options contracts, at value	$-	$118,840	$-
Payables:
Investment securities purchased	23,030	896,153	-
Fund shares redeemed	139,906	80,235	59,541
Cash due to broker	-	8,423	2,445,431
Advisory fees	12,930	11,056	18,487
Shareholder servicing fees (Note 7)	3,042	6,113	16,514
Fund accounting fees	8,577	16,015	10,692
Auditing fees	7,432	7,439	7,439
Fund administration fees	5,858	10,583	10,362
Custody fees	4,078	2,556	3,396
Trustees' deferred compensation (Note 3)	3,483	3,483	3,484
Transfer agent fees and expenses	3,315	4,465	5,421
Chief Compliance Officer fees	687	270	886
Trustees' fees and expenses	620	1,556	804
Legal fees	449	1,414	1,671
Dividends payable	-	305,721	-
Accrued other expenses	2,956	2,857	2,219
Total liabilities	216,363	1,477,179	2,586,347

Net Assets	$83,964,916	$78,985,731	$110,487,079

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$158,624,125	$79,306,880	$114,299,164
Accumulated net investment income (loss)	176,570	1,456	(91,036)
Accumulated net realized gain (loss) on investments, securities sold short, futures contracts, purchased options contracts and written options contracts	(77,884,196)	637,384	(9,374,187)
Net unrealized appreciation (depreciation) on:
Investments	3,048,417	(926,555)	5,653,138
Written options contracts	-	(33,434)	-
Net Assets	$83,964,916	$78,985,731	$110,487,079

Class I Shares:
Shares of beneficial interest issued and outstanding	10,633,997	7,502,143	9,843,015
Net asset value per share	$7.90	$10.53	$11.22

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Investment Income:
Dividends (net of foreign withholding taxes of $87, $0, and $0, respectively)	$571,750	$-	$826,707
Interest	424	2,236,928	221
Total investment income	572,174	2,236,928	826,928

Expenses:
Advisory fees	288,997	400,425	622,174
Fund accounting fees	34,661	54,429	36,187
Fund administration fees	27,393	41,541	55,403
Legal fees	18,228	11,921	9,921
Registration fees	16,364	19,747	18,795
Custody fees	13,654	6,690	17,559
Transfer agent fees and expenses	12,163	16,157	18,736
Shareholder reporting fees	9,421	13,449	14,802
Auditing fees	7,439	7,439	7,439
Trustees' fees and expenses	5,929	5,969	6,214
Miscellaneous	3,720	4,823	5,077
Chief Compliance Officer fees	3,057	11,657	3,057
Shareholder servicing fees (Note 7)	2,475	36,116	58,676
Insurance fees	1,304	1,239	1,286
Interest expense on securities sold short	-	11,375	-
Interest expense	-	180	69,985

Total expenses	444,805	643,157	945,311
Advisory fees waived	(46,693)	(82,898)	(24,505)
Fees paid indirectly (Note 3)	(2,508)	(2,597)	(2,842)
Net expenses	395,604	557,662	917,964
Net investment income (loss)	176,570	1,679,266	(91,036)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(732,399)	(34,728)	10,813,278
Securities sold short	-	63,106	-
Written options contracts	-	346,799	-
Futures contracts	-	-	(20,252,837)
Net realized gain (loss)	(732,399)	375,177	(9,439,559)
Net change in unrealized appreciation/depreciation on:
Investments	2,521,953	(967,753)	(8,229,484)
Securities sold short	-	83,937	-
Written options contracts	-	(146,793)	-
Net change in unrealized appreciation/depreciation	2,521,953	(1,030,609)	(8,229,484)
Net realized and unrealized gain (loss)	1,789,554	(655,432)	(17,669,043)

Net Increase (Decrease) in Net Assets from Operations	$1,966,124	$1,023,834	$(17,760,079)

See accompanying Notes to Financial Statements.

RAISETM Core Tactical Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$176,570	$(304,367)
Net realized loss on investments, securities sold short, futures contracts, purchased options contracts and written options contracts	(732,399)	(428,398)
Net change in unrealized appreciation/depreciation on investments, futures contracts, purchased options contracts and written options contracts	2,521,953	658,678
Net increase (decrease) in net assets resulting from operations	1,966,124	(74,087)

Capital Transactions:
Net proceeds from shares sold:
Class I	59,305,693	13,899,573
Cost of shares redeemed:
Class I1	(11,051,170)	(43,895,738)
Net increase (decrease) in net assets from capital transactions	48,254,523	(29,996,165)

Total increase (decrease) in net assets	50,220,647	(30,070,252)

Net Assets:
Beginning of period	33,744,269	63,814,521
End of period	$83,964,916	$33,744,269

Accumulated net investment income	$176,570	$-

Capital Share Transactions:
Shares sold:
Class I	7,711,932	1,783,355
Shares redeemed:
Class I	(1,404,780)	(5,596,167)
Net increase (decrease) from capital share transactions	6,307,152	(3,812,812)

[1]	Net of redemption fee proceeds of $6,215 and $4,861, respectively.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,679,266	$2,254,185
Net realized gain on investments, securties sold short and written options contracts	375,177	958,641
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	(1,030,609)	(570,495)
Net increase in net assets resulting from operations	1,023,834	2,642,331

Distributions to Shareholders:
From net investment income:
Class I	(1,677,810)	(2,253,896)
From net realized gain:
Class I	-	(579,920)
Total distributions to shareholders	(1,677,810)	(2,833,816)

Capital Transactions:
Net proceeds from shares sold:
Class I	26,346,417	39,316,086
Reinvestment of distributions:
Class I	1,677,810	2,833,804
Cost of shares redeemed:
Class I1	(15,205,526)	(15,149,167)
Net increase in net assets from capital transactions	12,818,701	27,000,723

Total increase in net assets	12,164,725	26,809,238

Net Assets:
Beginning of period	66,821,006	40,011,768
End of period	$78,985,731	$66,821,006

Accumulated net investment income	$1,456	$-

Capital Share Transactions:
Shares sold:
Class I	2,485,222	3,662,734
Shares reinvested:
Class I	158,562	264,909
Shares redeemed:
Class I	(1,432,745)	(1,412,712)
Net increase in capital share transactions	1,211,039	2,514,931

[1]	Net of redemption fee proceeds of $1,786 and $10,512, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(91,036)	$(202,765)
Net realized gain (loss) on investments and futures contracts	(9,439,559)	7,685,845
Net change in unrealized appreciation/depreciation on investments	(8,229,484)	10,267,165
Net increase (decrease) in net assets resulting from operations	(17,760,079)	17,750,245

Distributions to Shareholders:
From net capital gain:
Class I	-	(5,904,926)
Total distributions to shareholders	-	(5,904,926)

Capital Transactions:
Net proceeds from shares sold:
Class I	40,290,029	73,102,397
Reinvestment of distributions:
Class I	-	5,904,926
Cost of shares redeemed:
Class I1	(30,100,335)	(18,673,167)
Net increase in net assets from capital transactions	10,189,694	60,334,156

Total increase (decrease) in net assets	(7,570,385)	72,179,475

Net Assets:
Beginning of period	118,057,464	45,877,989
End of period	$110,487,079	$118,057,464

Accumulated net investment loss	$(91,036)	$-

Capital Share Transactions:
Shares sold:
Class I	3,452,227	5,948,895
Shares reinvested:
Class I	-	449,044
Shares redeemed:
Class I	(2,656,366)	(1,509,206)
Net increase in capital share transactions	795,861	4,888,733

[1]	Net of redemption fee proceeds of $6,937 and $14,811, respectively.

See accompanying Notes to Financial Statements.

RAISETM Core Tactical Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended December 31,		For the Period August 3, 2015* through
	June 30, 2018 (Unaudited)	2017	2016	December 31, 2015
Net asset value, beginning of period	$7.80	$7.84	$7.59	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.05)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.08	0.01	0.35	(2.35)
Total from investment operations	0.10	(0.04)	0.25	(2.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	[2]

Net asset value, end of period	$7.90	$7.80	$7.84	$7.59

Total return[3]	1.28%[4]	(0.51)%	3.16%	(24)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,965	$33,744	$63,815	$164,161

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.46%[5,6]	1.80%[6]	1.72%[6]	1.85%[5,6]
After fees waived, expenses absorbed and fees paid indirectly	1.30%[5,6]	1.49%[6,7]	1.62%[6]	1.85%[5,6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	0.42%[5]	(0.99)%	(1.40)%	(1.76)%[5]
After fees waived, expenses absorbed and fees paid indirectly	0.58%[5]	(0.68)%	(1.30)%	(1.76)%[5]

Portfolio turnover rate	77%[4]	83%	-%	-	% [4]

*	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended June 30, 2018. For the year ended December 31, 2017, the ratios would have been lowered by 0.01%. For the prior periods ended December 31, 2016 and 2015, the ratios would have remained unchanged.

[7]	Effective November 10, 2017, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.30% of average daily net assets of the Fund. Prior to November 10, 2017, the annual operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended December 31,
	June 30, 2018 (Unaudited)	2017	2016
Net asset value, beginning of period	$10.62	$10.60	$10.00
Income from Investment Operations:
Net investment income[1]	0.24	0.44	0.43
Net realized and unrealized gain (loss) on investments, securities sold short and written options contracts	(0.09)	0.10	0.57
Total from investment operations	0.15	0.54	1.00

Less Distributions:
From net investment income	(0.24)	(0.43)	(0.37)
From net realized gain	-	(0.09)	(0.05)
Total distributions	(0.24)	(0.52)	(0.42)

Redemption fee proceeds[1]	- [2]	- [2]	0.02

Net asset value, end of period	$10.53	$10.62	$10.60

Total return[3]	1.41%[4]	5.20%	10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,986	$66,821	$40,012

Ratio of expenses to average net assets (including interest expense and interest expense on securities sold short):
Before fees waived, expenses absorbed and fees paid indirectly	1.76%[5,6]	1.96%[6]	3.09%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.53%[5,6]	1.63%[6]	1.53%[6]
Ratio of net investment income to average net assets (including interest expense and interest expense on securities sold short):
Before fees waived, expenses absorbed and fees paid indirectly	4.38%[5]	3.75%	2.48%
After fees waived, expenses absorbed and fees paid indirectly	4.61%[5]	4.08%	4.04%

Portfolio turnover rate	16%[4]	25%	21%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

[6]	If interest expense and interest expense on securities sold short had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended June 30, 2018. For the prior years ended December 31, 2017 and 2016, the ratios would have been lowered by 0.13% and 0.03%, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Month Ended	For the Year Ended December 31,
	June 30, 2018 (Unaudited)	2017	2016
Net asset value, beginning of period	$13.05	$11.03	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.82)	2.74	1.30
Total from investment operations	(1.83)	2.71	1.27

Less Distributions:
From net realized gain	-	(0.69)	(0.25)
Total distributions	-	(0.69)	(0.25)

Redemption fee proceeds[1]	- [2]	- [2]	0.01

Net asset value, end of period	$11.22	$13.05	$11.03

Total return[3]	(14.02)%[5]	24.52%	12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$110,487	$118,057	$45,878

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.67%[4,6]	1.60%[4]	2.62%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.62%[4,6]	1.50%[4]	1.51%[4]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	(0.21)%[6]	(0.36)%	(1.37)%
After fees waived, expenses absorbed and fees paid indirectly	(0.16)%[6]	(0.26)%	(0.26)%

Portfolio turnover rate	103%[5]	142%	105%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.12% for the six months ended June 30, 2018. For the year ended December 31, 2017, the ratios would have remained unchanged. For the year ended December 31, 2016, the ratios would have been lowered by 0.01%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

RAISETM Core Tactical Fund (formerly known as Kaizen Hedged Premium Spreads Fund), Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund (formerly known as MarketGrader 100 Enhanced Index Fund) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The RAISETM Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund are diversified funds.

The RAISETM Core Tactical Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Fund’s primary investment objective is to seek capital appreciation. The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the RAISETM Core Tactical Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the RAISETM Core Tactical Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

The performance of the RAISETM Core Tactical Fund may be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the portfolio’s financial statements. As of June 30, 2018, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 33.2%.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
RAISETM Core Tactical Fund	Annually
Altrius Enhanced Income Fund	Monthly
MarketGrader 100 Enhanced Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2015 – 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor on the average daily net assets of the Funds. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until April 30, 2019 for the Funds. It may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

		Total Limit on Annual
		Operating Expenses
	Investment Advisory Fees	Class I Shares†
RAISETM Core Tactical Fund	0.95%	1.30%
Altrius Enhanced Income Fund	1.10%	1.50%
MarketGrader 100 Enhanced Fund	1.10%	1.50%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius” or "Sub-Advisor") to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisor from its advisory fees.

For the six months ended June 30, 2018, the Advisor waived advisory fees totaling $46,693, $82,898 and $24,505 for the RAISETM Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund, respectively. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
2019	$102,973	$258,736	$274,302
2020	131,786	178,172	74,905
2021	46,693	82,898	24,505
Total	$281,452	$519,806	$373,712

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2018, are reported on the Statements of Operations.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Cost of investments	$80,867,692	$79,716,336	$107,239,127

Gross unrealized appreciation	$4,713,406	$730,013	$11,353,676
Gross unrealized depreciation	(1,664,989)	(1,690,002)	(5,711,035)
Net unrealized appreciation (depreciation) on investments	$3,048,417	$(959,989)	$5,642,641

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Undistributed ordinary income	$-	$164,037	$-
Undistributed long-term capital gains	-	98,170	-
Accumulated earnings	-	262,207	-

Accumulated capital and other losses	(77,151,797)	-	-
Unrealized appreciation on investments	526,464	70,620	13,947,994
Total accumulated earnings (deficit)	$(76,625,333)	$332,827	$13,947,994

The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	RAISETM Core Tactical Fund		Altrius Enhanced Income Fund		MarketGrader 100 Enhanced Fund
Distribution paid from:	2017	2016	2017	2016	2017	2016
Ordinary income	$-	$-	$2,656,173	$879,338	$5,904,926	$991,237
Net long-term capital gains	-	-	177,643	4,418	-	-
Total taxable distributions	$-	$-	$2,833,816	$883,756	$5,904,926	$991,237

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

At December 31, 2017, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
RAISETM Core Tactical Fund	$34,908,887	$42,242,910	$77,151,797
Altrius Enhanced Income Fund	-	-	-
MarketGrader 100 Enhanced Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of December 31, 2017, the Funds have no Post-October capital losses.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2018 and for the year ended December 31, 2017, the RAISETM Core Tactical Fund received $6,215 and $4,861, respectively, in redemption fees. For the six months ended June 30, 2018 and for the year ended December 31, 2017, the Altrius Enhanced Income Fund received $1,786 and $10,512, respectively, in redemption fees. For the six months ended June 30, 2018 and for the year ended December 31, 2017, the MarketGrader 100 Enhanced Fund received $6,937 and $14,811, respectively, in redemption fees. Effective February 1, 2018, the Funds no longer charge redemption fees.

Note 6 – Investment Transactions

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
RAISETM Core Tactical Fund	$94,519,378	$46,958,377	$-	$-
Altrius Enhanced Income Fund	23,294,029	8,827,305	-	2,379,012
MarketGrader 100 Enhanced Fund	118,248,994	125,424,018	-	-

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Funds’ average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2018, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Funds’ assets carried at fair value:

RAISETM Core Tactical Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$55,595,877	$-	$-	$55,595,877
Exchange-Traded Funds	27,931,260	-	-	27,931,260
Short-Term Investments	388,972	-	-	388,972
Total Investments	$83,916,109	$-	$-	$83,916,109

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$4,446,163	$-	$4,446,163
Common Stocks[1]	64,623	-	-	64,623
Corporate Bonds	-	72,782,197	-	72,782,197
Short-Term Investments	1,582,204	-	-	1,582,204
Total Assets	$1,646,827	$77,228,360	$-	$78,875,187

Liabilities
Written Options Contracts	$70,178	$48,662	$-	$118,840
Total Liabilities	$70,178	$48,662	$-	$118,840

MarketGrader 100 Enhanced Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$112,738,753	$-	$-	$112,738,753
Short-Term Investments	143,015	-	-	143,015
Total Investments	$112,881,768	$-	$-	$112,881,768

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2018 by risk category are as follows:

	Altrius Enhanced Income Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$118,840
Total		$118,840

The effects of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 are as follows:

Altrius Enhanced Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$346,799
Total	$346,799

MarketGrader 100 Enhanced Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(20,252,837)
Total	$(20,252,837)

Altrius Enhanced Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(146,793)
Total	$(146,793)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2018 are as follows:

Altrius Enhanced Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Average notional value	$(13,709,417)

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

MarketGrader 100 Enhanced Fund
Derivatives not designated as hedging instruments
Equity contracts	Long futures contracts	Average notional value	$-

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Kaizen Funds

EXPENSE EXAMPLES
For the Six Months Ended June 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RAISETM Core Tactical Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/18	6/30/18	1/1/18 – 6/30/18
Class I	Actual Performance*	$1,000.00	$1,012.80	$6.48
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.30% for the Class I shares multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Kaizen Funds

EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2018 (Unaudited)

Altrius Enhanced Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/18	6/30/18	1/1/18 – 6/30/18
Class I	Actual Performance*	$1,000.00	$1,014.10	$7.65
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.20	$7.66

*	Expenses are equal to the Fund’s annualized expense ratios of 1.53% for the Class I shares multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

MarketGrader 100 Enhanced Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/18	6/30/18	1/1/18 – 6/30/18
Class I	Actual Performance*	$1,000.00	$861.30	$7.49
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.12

*	Expenses are equal to the Fund’s annualized expense ratios of 1.62% for the Class I shares multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Kaizen Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Kaizen Advisory, LLC

1745 S. Naperville Road, Suite 106

Wheaton, Illinois 60189

Sub-Advisor

Altrius Capital Management, Inc.

1323 Commerce Drive

New Bern, North Carolina 28562

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RAISE™ Core Tactical Fund – Class I	KRCTX	46141T 836
Altrius Enhanced Income Fund – Class I	KEUIX	46141T 737
MarketGrader 100 Enhanced Fund – Class I	KHMIX	46141T 760

Privacy Principles of the Kaizen Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (844) 524-9366 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (844) 524-9366 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (844) 524-9366. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (844) 524-9366.

Kaizen Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 524-9366

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Investment Managers Series Trust II

By (Signature and Title):	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date:	9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date:	9/7/18

By (Signature and Title):	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date:	9/7/18